Long-Term Debt and Bonds, Sale and Lease-Back Financing (Details) - Sale and Lease-Back Financing [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2026 Installment	Jan. 13, 2026 USD ($)	Sep. 01, 2025 USD ($)	Jul. 29, 2025 USD ($)
Hull 1515/ P. Massport [Member]
Long-Term Debt and Bonds [Abstract]
Bareboat financing amount				$ 44,250
Hull 1596/ P. Tokyo [Member]
Long-Term Debt and Bonds [Abstract]
Bareboat financing amount			$ 45,392
Hull 1597/ P. Marseille [Member]
Long-Term Debt and Bonds [Abstract]
Bareboat financing amount		$ 45,000
Hulls H1515, H1596 and H1597 [Member]
Long-Term Debt and Bonds [Abstract]
Frequency of loan repayments	monthly
Number of balloon installment payments | Installment	1
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, maturity date range, start	Jun. 30, 2033
Debt Instrument, maturity date range, end	Aug. 31, 2035
Hulls H1515, H1596 and H1597 [Member] | Minimum [Member]
Long-Term Debt and Bonds [Abstract]
Term of charter	8 years
Margin on variable rate	2.05%
Arrangement fee percentage	0.80%
Hulls H1515, H1596 and H1597 [Member] | Maximum [Member]
Long-Term Debt and Bonds [Abstract]
Term of charter	10 years
Margin on variable rate	2.425%
Arrangement fee percentage	1.60%